SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 1,428,805	$ 3,281,974
Less: allowance for credit losses	(1,428,805)	(407,480)
Accounts receivable, net		$ 2,874,494